UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trafelet & Company, LLC

Address:          900 Third Avenue
                  Floor 5
                  New York, NY 10022

13F File Number: 28-10380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter Hofbauer
Title:  Chief Operating Officer
Phone:  (212) 201-7868


Signature, Place and Date of Signing:

/s/ Peter Hofbauer               New York, New York              May 10, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total: $624,996
                                         (thousands)


List of Other Included Managers:

No.   Form 13F File Number                     Name

1.       28-10575                              Delta Offshore, Ltd.
2.       28-10576                              Delta Institutional, LP
3.       28-10829                              Trafelet & Company Advisors, LLC


                                                    FORM 13F INFORMATION TABLE

                                                      Trafelet & Company, LLC
                                                          March 31, 2004

                                                       Value    Shares    SH/  Put/ Investment  Other        Voting Authority
    Issuer                      Type         Cusip     x1000    Prn Amt   PRM  Call Discretion  Mgrs      Sole       Shared    None
    ------                      ----         -----     -----    -------   ---  ---------------  ----      ----       ------    ----
ABBOTT LABS                     COM        002824100    4,110     100,000  SH          SOLE     1, 2, 3    100,000      0     0
ALLETE INC                      COM        018522102   41,231   1,175,000  SH          SOLE     1, 2, 3  1,175,000      0     0
AMERICAN FINL RLTY TR           COM        02607P305    5,678     335,000  SH          SOLE     1, 2, 3    335,000      0     0
AMERITRADE HLDG CORP NEW        COM        03074K100    2,068     134,300  SH          SOLE     1, 2, 3    134,300      0     0
ARCH CAP GROUP LTD              ORD        G0450A105    8,420     200,000  SH          SOLE     1, 2, 3    200,000      0     0
BLUEGREEN CORP                  COM        096231105    6,580     507,700  SH          SOLE     1, 2, 3    507,700      0     0
CANADIAN NAT RESOURCES LTD      COM        136385101    2,782      50,000  SH          SOLE     1, 2, 3     50,000      0     0
COAST FINL HLDGS INC            COM        190354100    1,941     130,000  SH          SOLE     1, 2, 3    130,000      0     0
E TRADE FINANCIAL CORP          COM        269246104   18,023   1,350,000  SH          SOLE     1, 2, 3  1,350,000      0     0
FIRST CASH FINL SVCS INC        COM        31942D107    9,729     288,100  SH          SOLE     1, 2, 3    288,100      0     0
FOOT LOCKER INC                 COM        344849104    2,580     100,000  SH          SOLE     1, 2, 3    100,000      0     0
FREMONT GEN CORP                COM        357288109   76,500   2,500,000  SH          SOLE     1, 2, 3  2,500,000      0     0
GRANT PRIDECO INC               COM        38821G101    9,595     619,000  SH          SOLE     1, 2, 3    619,000      0     0
HARVEST NATURAL RESOURCES INC   COM        41754V103   21,459   1,468,800  SH          SOLE     1, 2, 3  1,468,800      0     0
JARDEN CORP                     COM        471109108   29,853     840,700  SH          SOLE     1, 2, 3    840,700      0     0
JOS A BANK CLOTHIERS INC        COM        480838101   18,972     523,500  SH          SOLE     1, 2, 3    523,500      0     0
KCS ENERGY INC COM              COM        482434206   14,520   1,357,000  SH          SOLE     1, 2, 3  1,357,000      0     0
KMART HLDG CORPORATION          COM        498780105   51,850   1,250,000  SH          SOLE     1, 2, 3  1,250,000      0     0
LEVITT CORP                     CL A       52742P108   18,017     735,400  SH          SOLE     1, 2, 3    735,400      0     0
MASCO CORP                      COM        574599106   19,695     647,000  SH          SOLE     1, 2, 3    647,000      0     0
MASCO CORP                      CALL       574599906    6,088     200,000  SH   CALL   SOLE     1, 2, 3    200,000      0     0
MAXCOR FINL GROUP INC           COM        57772G100    4,037     341,000  SH          SOLE     1, 2, 3    341,000      0     0
NASDAQ 100 TR                   PUT        631100954   71,680   2,000,000  SH   PUT    SOLE     1, 2, 3  2,000,000      0     0
NTL INC                         COM        62940M104   11,979     201,219  SH          SOLE     1, 2, 3    201,219      0     0
REDWOOD TR INC                  COM        758075402   12,956     208,400  SH          SOLE     1, 2, 3    208,400      0     0
SCIENTIFIC GAMES CORP           CL A       80874P109   20,637   1,102,400  SH          SOLE     1, 2, 3  1,102,400      0     0
TAKE-TWO INTERACTIVE SOFTWRE    COM        874054109    5,519     150,000  SH          SOLE     1, 2, 3    150,000      0     0
ULTRA PETROLEUM CORP            COM        903914109   32,978   1,098,900  SH          SOLE     1, 2, 3  1,098,900      0     0
ULTRA PETROLEUM CORP            CALL       903914909   39,013   1,300,000  SH   CALL   SOLE     1, 2, 3  1,300,000      0     0
VESTA INS GROUP INC             COM        925391104      218      50,000  SH          SOLE     1, 2, 3     50,000      0     0
WABASH NATL CORP COM            COM        929566107    7,649     324,100  SH          SOLE     1, 2, 3    324,100      0     0
WASHINGTON GROUP INTL INC       COM        938862208   22,016     600,700  SH          SOLE     1, 2, 3    600,700      0     0
WESTCORP COM                    COM        957907108   26,623     604,100  SH          SOLE     1, 2, 3    604,100      0     0
                                           Total Mkt   624,996
                                           Value



03388.0003 #484451